OTHER RESERVES (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Other Reserves [Abstract]
Merger reserve	£ 7,766	£ 7,766	£ 7,976
Capital redemption reserve	4,115	4,115	4,115
Revaluation reserve in respect of available-for-sale financial assets	685	759	(438)
Cash flow hedging reserve	1,405	2,136	727
Foreign currency translation reserve	(156)	(124)	(120)
At 31 December	£ 13,815	£ 14,652	£ 12,260